IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions		Jan. 31, 2025		Oct. 31, 2024	Jan. 31, 2024		Oct. 31, 2023
Assets
Cash and non-interest-bearing deposits with banks		$ 13,530	[1]	$ 8,565	$ 8,910	[1]	$ 20,816
Interest-bearing deposits with banks		34,281		39,499
Securities		273,041		254,345
Cash collateral on securities borrowed		18,609		17,028
Securities purchased under resale agreements		86,143		83,721
Loans
Residential mortgages		282,675		280,672
Personal		46,482		46,681
Credit card		20,182		20,551
Business and government	[2]	222,884		214,305
Allowance for credit losses		(4,104)		(3,917)	(4,020)
Derivative instruments		38,572		36,435
Other assets		50,169
Total assets		1,082,464		1,041,985
Liabilities
Deposits		782,176		764,857
Obligations related to securities sold short		20,778		21,642
Cash collateral on securities lent		8,914		7,997
Obligations related to securities sold under repurchase agreements		127,636		110,153
Derivative instruments		44,902		40,654
Other liabilities		28,929
Subordinated indebtedness		7,498		7,465
Equity		61,631		59,007	$ 54,326
Total liabilities and equities		1,082,464		1,041,985
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks		13,530
Interest-bearing deposits with banks		34,281
Securities		7,468
Cash collateral on securities borrowed		18,609
Securities purchased under resale agreements		49,767
Loans
Residential mortgages		5,657
Personal		1,011
Credit card		424
Business and government		3,718
Derivative instruments		3,248
Total assets		137,713		130,008
Liabilities
Deposits		47,327
Obligations related to securities sold short		20,778
Cash collateral on securities lent		8,914
Obligations related to securities sold under repurchase agreements		93,959
Derivative instruments		3,698
Other liabilities		52
Total liabilities and equities		174,728		188,502
Later than one months and not later than three months [member]
Assets
Securities		8,301
Securities purchased under resale agreements		16,203
Loans
Residential mortgages		12,463
Personal		693
Credit card		848
Business and government		4,965
Derivative instruments		4,619
Total assets		48,092		45,680
Liabilities
Deposits		53,168
Obligations related to securities sold under repurchase agreements		31,970
Derivative instruments		5,503
Other liabilities		47
Total liabilities and equities		90,688		48,833
3 - 6 months [member]
Assets
Securities		15,558
Securities purchased under resale agreements		12,705
Loans
Residential mortgages		17,892
Personal		752
Credit card		1,272
Business and government		16,769
Derivative instruments		3,336
Total assets		68,284		57,993
Liabilities
Deposits		57,862
Obligations related to securities sold under repurchase agreements		412
Derivative instruments		3,353
Other liabilities		70
Total liabilities and equities		61,697		75,616
6 - 9 months [Member]
Assets
Securities		9,611
Securities purchased under resale agreements		3,915
Loans
Residential mortgages		14,262
Personal		948
Credit card		1,272
Business and government		15,048
Derivative instruments		2,223
Total assets		47,279		52,094
Liabilities
Deposits		44,816
Obligations related to securities sold under repurchase agreements		141
Derivative instruments		2,605
Other liabilities		69
Total liabilities and equities		47,631		49,168
9 - 12 months [Member]
Assets
Securities		14,995
Securities purchased under resale agreements		2,247
Loans
Residential mortgages		27,972
Personal		666
Credit card		1,272
Business and government		15,655
Derivative instruments		3,913
Total assets		66,720		61,184
Liabilities
Deposits		45,255
Obligations related to securities sold under repurchase agreements		500
Derivative instruments		3,916
Other liabilities		69
Total liabilities and equities		49,740		46,158
1 - 2 years [member]
Assets
Securities		32,005
Securities purchased under resale agreements		1,295
Loans
Residential mortgages		90,598
Personal		627
Credit card		5,086
Business and government		54,962
Derivative instruments		5,950
Total assets		190,523		186,218
Liabilities
Deposits		54,037
Obligations related to securities sold under repurchase agreements		654
Derivative instruments		8,124
Other liabilities		270
Total liabilities and equities		63,085		55,388
2 - 5 years [member]
Assets
Securities		62,839
Securities purchased under resale agreements		7
Loans
Residential mortgages		102,630
Personal		4,803
Credit card		10,008
Business and government		78,595
Derivative instruments		8,613
Total assets		267,495		260,975
Liabilities
Deposits		66,119
Derivative instruments		6,300
Other liabilities		611
Subordinated indebtedness		34
Total liabilities and equities		73,064		73,705
Over 5 years [member]
Assets
Securities		49,654
Securities purchased under resale agreements		4
Loans
Residential mortgages		11,201
Personal		5,352
Business and government		20,704
Derivative instruments		6,670
Total assets		93,585		101,546
Liabilities
Deposits		22,582
Derivative instruments		11,398
Other liabilities		842
Subordinated indebtedness		7,464
Total liabilities and equities		42,286		39,445
No specific maturity [member]
Assets
Securities		72,610
Loans
Personal		31,630
Business and government		12,468
Allowance for credit losses		(4,104)
Other assets		50,169
Total assets		162,773		146,287
Liabilities
Deposits		391,010
Derivative instruments		5
Other liabilities		26,899
Equity		61,631
Total liabilities and equities		$ 479,545		$ 465,170

[1]	Includes restricted cash of $489 million (January 31, 2024: $498 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the current period presentation.